UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified — 0.8%
Howard Hughes Corp. (a)	2,390	$295,356
Health Care — 11.3%
CareTrust REIT, Inc.	61,630	697,652
National Health Investors, Inc.	11,140	654,364
Physicians Realty Trust	44,170	705,837
Welltower, Inc.	29,545	1,916,584

		3,974,437
Industrial — 7.0%
Prologis, Inc.	49,994	2,136,244
Rexford Industrial Realty, Inc.	21,642	327,876

		2,464,120
Lodging — 7.0%
Hilton Worldwide Holdings, Inc.	14,119	352,834
Pebblebrook Hotel Trust	19,339	661,007
RLJ Lodging Trust	22,465	563,647
Sunstone Hotel Investors, Inc.	60,947	881,294

		2,458,782
Office — 13.6%
Boston Properties, Inc.	18,794	2,365,225
Kilroy Realty Corp.	15,389	1,013,212
Parkway Properties, Inc.	37,426	626,137
SL Green Realty Corp.	6,761	801,990

		4,806,564
Residential — 16.7%
AvalonBay Communities, Inc.	10,178	1,779,420
Equity Residential	24,482	1,892,948
Essex Property Trust, Inc.	6,067	1,337,409
UDR, Inc.	25,450	877,007

		5,886,784
Retail — 26.7%
Equity One, Inc.	30,606	813,507
Federal Realty Investment Trust	1,722	247,090
General Growth Properties, Inc.	48,447	1,402,541
Kimco Realty Corp.	31,501	843,282
Macerich Co.	8,310	704,189
Retail Properties of America, Inc., Class A	76,735	1,148,723
Simon Property Group, Inc.	16,296	3,282,992
Taubman Centers, Inc.	12,326	948,855

		9,391,179

Common Stocks	Shares	Value
Self Storage — 6.6%
CubeSmart	37,197	$1,034,821
Extra Space Storage, Inc.	16,510	1,308,252

		2,343,073
Specialty — 4.1%
Alexandria Real Estate Equities, Inc.	8,542	766,559
CyrusOne, Inc.	19,180	676,670

		1,443,229
Triple Net Lease — 6.0%
EPR Properties	12,964	736,485
Gramercy Property Trust, Inc.	21,153	479,750
STAG Industrial, Inc.	43,137	885,171

		2,101,406
Total Long-Term Investments (Cost — $31,975,229) — 99.8%		35,164,930

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	172,460	172,460
Total Short-Term Securities (Cost — $172,460) — 0.5%		172,460
Total Investments (Cost — $32,147,689*) — 100.3%		35,337,390
Liabilities in Excess of Other Assets — (0.3)%		(116,174)

Net Assets — 100.0%		$35,221,216

Portfolio Abbreviation
REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2015	1

Schedule of Investments (concluded)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,207,093

Gross unrealized appreciation	$3,642,319
Gross unrealized depreciation	(512,022)

Net unrealized appreciation	$3,130,297

(a)	Non-income producing security.

(b)	Represents the current yield as of period end.

(c)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at January 31, 2015	Net Activity	Shares/ Beneficial Interest Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,146,359	(973,899)	172,460	$182
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$126	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$35,164,930	—	—	$35,164,930
Short-Term Securities	172,460	—	—	172,460

Total	$35,337,390	—	—	$35,337,390

[1] See above Schedule of Investments for values in each industry.

During the period ended October 31, 2015, there were no transfers between levels.

2	BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	December 22, 2015